Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Restricted cash and bank balances	$ 52	$ 52	$ 82